Disclosure of detailed information about non-cash working capital items (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Decrease in other assets	$ (47,474)	$ (35,945)
Decrease in accrued interest balance	39,993	16,162
Decrease (increase) in accounts payable and accrued liabilities related to operations	(103,063)	(28,330)
CHANGE IN NON-CASH WORKING CAPITAL ITEMS	$ (110,544)	$ (48,113)